Schedule of expectation for payment of benefits (Details) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Estimated payment of benefits	R$ 1,276
Pension And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Estimated payment of benefits	1,064
Health Plan [member]
IfrsStatementLineItems [Line Items]
Estimated payment of benefits	208
Dental Plan [member]
IfrsStatementLineItems [Line Items]
Estimated payment of benefits	R$ 4